                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

     VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
     Portfolio of Investments January 31, 2005 (Unaudited)


PAR
AMOUNT
(000)    DESCRIPTION                                                                            COUPON    MATURITY       VALUE
-----    -----------                                                                            ------    --------       -----
         MUNICIPAL BONDS 153.4%
         ALABAMA 2.2%
$ 1,315  Alabama St Univ Rev Gen Tuition & Fee Ser B (Prerefunded @ 1/01/12) (MBIA Insd) ...    5.250%    03/01/33    $ 1,488,541
                                                                                                                      -----------

         CALIFORNIA 10.2%
  1,420  California St (AMBAC Insd)  .......................................................    5.125     10/01/27      1,501,579
  1,000  California St Dept Wtr Res Pwr Rev Ser A ..........................................    5.750     05/01/17      1,132,490
  1,000  California St Dept Wtr Res Pwr Rev Ser A (AMBAC Insd) .............................    5.500     05/01/16      1,134,810
  1,500  Los Angeles, CA Uni Sch Dist Ser A (FSA Insd) (a) .................................    5.250     07/01/19      1,667,820
  1,465  Los Angeles Cnty, CA Met Transn Auth Sales Tax Rev Prop C 2nd Sr Ser A Rfdg
         (AMBAC Insd) ......................................................................    5.000     07/01/23      1,518,018
                                                                                                                      -----------
                                                                                                                        6,954,717
                                                                                                                      -----------

         COLORADO 7.6%
  1,000  Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A (Escrowed to
         Maturity) .........................................................................    5.500     03/01/32      1,130,620
  1,000  Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth .........................    6.500     11/15/31      1,111,170
  1,280  Fremont Custer & El Paso Cnty CO Sch Dist No RE-2 Fremont (FSA Insd) ..............    5.250     12/01/21      1,420,019
  1,500  Montrose, CO Mem Hosp .............................................................    6.000     12/01/33      1,537,695
                                                                                                                      -----------
                                                                                                                        5,199,504
                                                                                                                      -----------

         CONNECTICUT 5.0%
  2,500  Connecticut St Hlth & Edl Fac Auth Rev Griffin Hosp Ser B (Radian Insd) ...........    5.000     07/01/20      2,641,300
    750  Connecticut St Hlth & Edl Fac Auth Rev Griffin Hosp Ser B (Radian Insd) ...........    5.000     07/01/23        788,535
                                                                                                                      -----------
                                                                                                                        3,429,835
                                                                                                                      -----------

         FLORIDA 1.5%
  1,000  Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd) .............    5.950     07/01/20      1,017,540
                                                                                                                      -----------

         ILLINOIS 11.4%
  1,000  Chicago, IL Brd of Ed (Prerefunded @ 12/01/10) (FGIC Insd) ........................    5.500     12/01/31      1,131,230
  2,000  Chicago, IL O' Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)
         (MBIA Insd) .......................................................................    5.375     01/01/32      2,096,160
    935  Chicago, IL Tax Increment Alloc Sub Cent Loop Ser A (ACA Insd) ....................    6.500     12/01/08      1,040,533
  1,000  Chicago, IL Wastewtr Transmission Rev Second Lien (Prerefunded @ 01/01/10)
         (MBIA Insd) .......................................................................    6.000     01/01/30      1,149,010
  1,000  Illinois Fin Auth Rev Northwestern Mem Hosp Ser A .................................    5.500     08/15/43      1,070,990
  1,350  Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A ...................    5.125     06/01/35      1,340,037
                                                                                                                      -----------
                                                                                                                        7,827,960
                                                                                                                      -----------

         INDIANA 1.5%
  1,000  Indiana St Dev Fin Auth Rev Rfdg (AMT) ............................................    5.950     08/01/30      1,028,180
                                                                                                                      -----------

         IOWA 2.5%
  1,515  Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd) ..................................    5.750     06/01/14      1,708,662
                                                                                                                      -----------

         KANSAS 3.6%
  1,735  Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (MBIA Insd) (b)  ...........    5.250     10/01/21      1,925,694
    500  Overland Park, KS Dev Corp Rev First Tier Ser A ...................................    7.375     01/01/32        548,780
                                                                                                                      -----------
                                                                                                                        2,474,474
                                                                                                                      -----------

         KENTUCKY 2.0%
  1,280  Kenton Cnty, KY Arpt Brd Arpt Rev Cincinnati/Northn KY Intl Ser A Rfdg (AMT)
         (MBIA Insd)  ......................................................................    6.100     03/01/07      1,367,014
                                                                                                                      -----------

         LOUISIANA 8.6%
  1,000  Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (GNMA Collateralized)  ........    5.375     10/20/39      1,019,320
  1,750  Saint Charles Parish, LA Environmental Impt Rev LA Pwr & Lt Co Proj Ser A (AMT)
         (AMBAC Insd)  .....................................................................    6.875     07/01/24      1,786,785
  3,000  Saint Charles Parish, LA Pollutn Ctl Rev LA Pwr & Lt Co Proj Ser A (AMT) (FSA
         Insd)  ............................................................................    7.500     06/01/21      3,099,300
                                                                                                                      -----------
                                                                                                                        5,905,405
                                                                                                                      -----------

         MARYLAND 1.2%
    800  Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury Ser A ..........    6.000     06/01/19        849,960
                                                                                                                      -----------

         MASSACHUSETTS 1.8%
  1,145  Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT)  ..............    6.750     12/01/20      1,203,544
                                                                                                                      -----------

         MISSOURI 12.0%
  1,250  Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc ....    5.625     06/01/27      1,291,413
  3,855  Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Ser AA Rfdg (MBIA
         Insd) .............................................................................    6.400     06/01/10      4,482,517
  2,250  Saint Charles, MO Ctfs Partn Ser B ................................................    5.500     05/01/18      2,426,783
                                                                                                                      -----------
                                                                                                                        8,200,713
                                                                                                                      -----------

PAR
AMOUNT
(000)    DESCRIPTION                                                                            COUPON    MATURITY       VALUE
-----    -----------                                                                            ------    --------       -----
         NEVADA 1.7%
$ 1,000  Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT) (AMBAC Insd)  .....    5.250%    07/01/34    $ 1,049,180
    140  Nevada Hsg Div Single Family Pgm Ser E (AMT) (FHA Gtd)  ...........................    6.900     10/01/14        142,990
                                                                                                                      -----------
                                                                                                                        1,192,170
                                                                                                                      -----------

         NEW JERSEY 1.5%
  1,000  New Jersey Econ Dev Auth Rev Cigarette Tax ........................................    5.500     06/15/31      1,041,160
                                                                                                                      -----------

         NEW MEXICO 4.3%
  1,500  Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost
         $1,514,910) (c)  ..................................................................    5.000     09/01/18      1,576,290
  1,250  Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost
         $1,275,475) (c)  ..................................................................    5.500     09/01/23      1,352,700
                                                                                                                      -----------
                                                                                                                        2,928,990
                                                                                                                      -----------

         NEW YORK 17.7%
  1,500  New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT) .......................    5.500     11/01/34      1,551,930
    920  New York City Indl Dev Agy Civic Fac Rev Touro College Proj Ser A
         (Acquired 6/25/99, Cost $920,000) (c) .............................................    6.350     06/01/29        929,016
  2,000  New York St Dorm Auth Lease Rev Court Fac Ser A ...................................    5.500     05/15/20      2,203,080
    190  New York St Dorm Auth Rev Mental Hlth Svc Fac (FSA Insd)  .........................    5.875     08/15/16        216,486
  1,555  New York St Dorm Auth Rev Mental Hlth Svc Fac (Prerefunded @ 08/15/10) (FSA
         Insd) (b) .........................................................................    5.875     08/15/16      1,780,273
  2,000  New York St Dorm Auth Rev Secd Hosp Gen Hosp Ser N Rfdg ...........................    5.750     02/15/18      2,255,400
  1,990  New York St Mtg Agy Rev Ser 101 (AMT) .............................................    5.400     04/01/32      2,054,655
  1,000  Sales Tax Asset Receivable NY Rev Ser A (MBIA Insd) ...............................    5.000     10/15/21      1,091,920
                                                                                                                      -----------
                                                                                                                       12,082,760
                                                                                                                      -----------

         NORTH CAROLINA 2.8%
  1,700  North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Ser A (MBIA Insd)  ..............    5.250     01/01/19      1,887,238
                                                                                                                      -----------

         OHIO 4.9%
  1,500  Akron, OH Ctf Part Akron Muni Baseball Stad Proj ..................................    6.900     12/01/16      1,608,660
  1,650  Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser C (AMT) ............    6.375     11/15/32      1,726,197
                                                                                                                      -----------
                                                                                                                        3,334,857
                                                                                                                      -----------

         OKLAHOMA 4.0%
    415  Oklahoma Hsg Fin Agy Single Family Mtg Rev Homeownership Ln Pgm Ser A (AMT)
         (GNMA Collateralized) .............................................................    7.050     09/01/26        423,636
  1,000  Sapula, OK Muni Auth Cap Impt & Rfdg (Prerefunded @ 07/01/10) (FSA Insd) ..........    5.750     07/01/30      1,144,760
  1,000  Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) .............................    6.250     11/01/22      1,162,950
                                                                                                                      -----------
                                                                                                                        2,731,346
                                                                                                                      -----------

         OREGON 1.6%
  1,000  Portland, OR Swr Sys Rev Ser A (FGIC Insd) ........................................    5.750     08/01/18      1,127,940
                                                                                                                      -----------

              PENNSYLVANIA 1.6%
  1,000  Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd) ...................    5.250     03/15/19      1,122,330
                                                                                                                      -----------

              SOUTH CAROLINA 2.4%
  1,500  South Carolina Jobs Econ Dev Auth Indl Rev SC Elec & Gas Co Proj Ser A
         (AMBAC Insd) ......................................................................    5.200     11/01/27      1,608,720
                                                                                                                      -----------

         SOUTH DAKOTA 5.4%
  2,115  Minnehaha Cnty, SD Ltd Tax Ctfs Partn (FSA Insd) (b) ..............................    5.000     12/01/20      2,297,038
  1,250  South Dakota St Hlth & Ed Fac Auth Rev Children's Care Hosp Rfdg ..................    6.125     11/01/29      1,363,650
                                                                                                                      -----------
                                                                                                                        3,660,688
                                                                                                                      -----------

         TEXAS 9.5%
  2,000  Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd) .....................    5.500     11/01/21      2,197,060
  2,000  Houston, TX Util Sys Rev Comb First Lien Ser A Rfdg (FSA Insd) ....................    5.250     05/15/21      2,214,340
  2,000  North Cent TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)  ...    5.250     08/15/32      2,121,940
                                                                                                                      -----------
                                                                                                                        6,533,340
                                                                                                                      -----------

         WASHINGTON 4.6%
  1,500  Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro Ser A (AMT)
         (MBIA Insd) .......................................................................    5.600     01/01/36      1,608,360
  1,370  Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd) ......................    5.500     07/01/18      1,534,989
                                                                                                                     -----------
                                                                                                                       3,143,349
                                                                                                                     -----------

         WEST VIRGINIA 3.8%
  2,450  West Virginia Univ Revs Impt W VA Univ Projs Ser C (FGIC Insd) ....................    5.000     10/01/27      2,595,285
                                                                                                                      -----------

         WISCONSIN 1.9%
  1,205  Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd) ....................................    6.150     05/15/25      1,282,747
                                                                                                                      -----------

PAR
AMOUNT
(000)    DESCRIPTION                                                                            COUPON    MATURITY       VALUE
-----    -----------                                                                            ------    --------       -----
         PUERTO RICO 9.0%
$ 4,800  Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd) (a) .................    6.250%    07/01/21   $  6,134,256
                                                                                                                     ------------

TOTAL LONG-TERM INVESTMENTS 147.7%
   (Cost $97,601,842) ......................................................................                          101,063,225

SHORT-TERM INVESTMENTS 5.7%
  3,100  Pinellas Cnty, FL Hlth Fac Pooled Hosp Ln Pgm Rfdg (Cost $3,900,000)                   1.020     12/01/15      3,900,000
                                                                                                                     ------------

TOTAL INVESTMENTS 153.4%
   (Cost $101,501,842) .....................................................................                          104,963,225

LIABILITIES IN EXCESS OF OTHER ASSETS (3.7%)                                                                           (2,505,906)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (49.7%)                                                            (34,026,234)
                                                                                                                     ------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                                                                        $ 68,431,085
                                                                                                                     ============




         Percentages are calculated as a percentage of net assets applicable to common shares.


(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(b)      The Trust owns 100% of the bond issuance.
(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.6% of net assets applicable to common shares.




     ACA -- American Capital Access
     AMBAC --AMBAC Indemnity Corporation
     AMT -- Alternative Minimum Tax
     FGIC--Financial Guaranty Insurance Company
     FHA--Federal Housing Administration
     FSA--Financial Security Assurance Inc.
     GNMA--Government National Mortgage Association
     MBIA--Municipal Bond Investors Assurance Corp.
     Radian--Radian Asset Assurance

     Futures contracts outstanding as of January 31, 2005:

                                                                                                                       UNREALIZED
                                                                                                                      APPRECIATION/
                                                                                                      CONTRACTS       DEPRECIATION
                                                                                                      ---------       ------------
Short Contracts:
U.S. Treasury Notes 10-Year Future March 2005 (Current Notional
      Value of $112,266 per contract) ...................................................                   19         $(24,189)
U.S. Treasury Notes 5-Year Future March 2005 (Current Notional
      Value of $109,250 per contract) ...................................................                   89          (30,281)
                                                                                                      --------         --------
                                                                                                           108         $(54,470)
                                                                                                      ========         ========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Select Sector Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005